Business Combinations - Schedule of Total Consideration is Summarized (Parentheticals) (Details) - Sunder Energy LLC [Member] shares in Millions	9 Months Ended
Sep. 28, 2025 shares
Business Combination [Line Items]
Equity shares common stock (in Shares)	3.3
Contingent consideration arrangement shares (in Shares)	6.6